Customer deposits - Schedule of customer deposits (Details) - EUR (€) € in Millions	Jun. 30, 2025	Dec. 31, 2024
Deposits from customers [abstract]
Current accounts / Overnight deposits	€ 232,153	€ 227,827
Savings accounts	379,403	354,560
Time deposits	120,143	107,695
Other	6,329	1,579
Customer deposits	€ 738,028	€ 691,661